U.S. Government Securities Fund®
Investment portfolio
November 30, 2020
unaudited
Bonds, notes & other debt instruments 92.98% Mortgage-backed obligations 51.14% Federal agency mortgage-backed obligations 51.14%	Principal amount (000)	Value (000)
Fannie Mae Pool #AH2358 4.00% 2026[1]	$1,020	$1,084
Fannie Mae Pool #AI4191 4.00% 2026[1]	557	593
Fannie Mae Pool #256740 4.50% 2027[1]	12	13
Fannie Mae Pool #257055 6.50% 2027[1]	362	409
Fannie Mae Pool #256993 6.50% 2027[1]	134	150
Fannie Mae Pool #AZ4646 3.50% 2030[1]	179	191
Fannie Mae Pool #AZ0554 3.50% 2030[1]	153	163
Fannie Mae Pool #AY1948 3.50% 2030[1]	128	136
Fannie Mae Pool #AS7323 2.50% 2031[1]	1,818	1,934
Fannie Mae Pool #735571 8.00% 2031[1]	175	192
Fannie Mae Pool #FM1162 2.50% 2032[1]	1,755	1,864
Fannie Mae Pool #BM1036 2.50% 2032[1]	206	218
Fannie Mae Pool #AS8610 3.00% 2032[1]	229	240
Fannie Mae Pool #BJ7193 3.00% 2033[1]	777	827
Fannie Mae Pool #CA1442 3.00% 2033[1]	717	765
Fannie Mae Pool #BJ5302 3.00% 2033[1]	705	751
Fannie Mae Pool #BJ4573 3.00% 2033[1]	571	603
Fannie Mae Pool #695412 5.00% 2033[1]	4	5
Fannie Mae Pool #BO6247 2.50% 2034[1]	7,376	7,735
Fannie Mae Pool #FM1490 3.50% 2034[1]	4,779	5,108
Fannie Mae Pool #BN3172 4.00% 2034[1]	26	27
Fannie Mae Pool #BN1085 4.00% 2034[1]	16	17
Fannie Mae Pool #MA4012 2.00% 2035[1]	21,857	22,758
Fannie Mae Pool #AD3566 5.00% 2035[1]	55	61
Fannie Mae Pool #MA2787 4.00% 2036[1]	13,355	14,574
Fannie Mae Pool #MA2588 4.00% 2036[1]	7,775	8,461
Fannie Mae Pool #MA2717 4.00% 2036[1]	6,360	6,956
Fannie Mae Pool #MA2746 4.00% 2036[1]	5,516	6,019
Fannie Mae Pool #AS6870 4.00% 2036[1]	3,615	3,901
Fannie Mae Pool #MA2819 4.00% 2036[1]	748	816
Fannie Mae Pool #MA2856 4.00% 2036[1]	21	22
Fannie Mae Pool #MA3099 4.00% 2037[1]	7,009	7,606
Fannie Mae Pool #256860 6.50% 2037[1]	68	78
Fannie Mae Pool #256810 6.50% 2037[1]	62	70
Fannie Mae Pool #888372 6.50% 2037[1]	25	30
Fannie Mae Pool #888698 7.00% 2037[1]	137	158
Fannie Mae Pool #256828 7.00% 2037[1]	20	24
Fannie Mae Pool #923171 7.50% 2037[1]	26	30
Fannie Mae Pool #964279 2.633% 2038[1,2]	48	49
Fannie Mae Pool #964708 2.765% 2038[1,2]	6	6
Fannie Mae Pool #889101 2.942% 2038[1,2]	53	54
Fannie Mae Pool #970343 6.00% 2038[1]	36	38
Fannie Mae Pool #889388 7.00% 2038[1]	174	207
Fannie Mae Pool #AC0794 5.00% 2039[1]	260	303
Fannie Mae Pool #931768 5.00% 2039[1]	44	51
Fannie Mae Pool #AE7629 2.281% 2040[1,2]	27	28
U.S. Government Securities Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #AL9335 2.782% 2040[1,2]	$2,037	$2,135
Fannie Mae Pool #932606 5.00% 2040[1]	137	159
Fannie Mae Pool #AL9531 3.142% 2041[1,2]	1,572	1,650
Fannie Mae Pool #AL9327 3.15% 2041[1,2]	1,922	2,018
Fannie Mae Pool #AL9326 3.304% 2041[1,2]	2,624	2,755
Fannie Mae Pool #AL0073 3.726% 2041[1,2]	126	132
Fannie Mae Pool #AE0844 3.76% 2041[1,2]	162	170
Fannie Mae Pool #AE0789 3.786% 2041[1,2]	178	186
Fannie Mae Pool #AJ1873 4.00% 2041[1]	310	349
Fannie Mae Pool #AH0351 4.50% 2041[1]	684	767
Fannie Mae Pool #AI1862 5.00% 2041[1]	1,127	1,311
Fannie Mae Pool #AI3510 5.00% 2041[1]	679	789
Fannie Mae Pool #AJ0704 5.00% 2041[1]	613	713
Fannie Mae Pool #AJ5391 5.00% 2041[1]	362	418
Fannie Mae Pool #AE1248 5.00% 2041[1]	320	368
Fannie Mae Pool #AE1274 5.00% 2041[1]	258	300
Fannie Mae Pool #AE1277 5.00% 2041[1]	142	163
Fannie Mae Pool #AE1283 5.00% 2041[1]	87	99
Fannie Mae Pool #AP7819 2.238% 2042[1,2]	161	168
Fannie Mae Pool #AL2000 2.545% 2042[1,2]	212	220
Fannie Mae Pool #AL9532 2.585% 2042[1,2]	1,932	2,017
Fannie Mae Pool #AL2184 2.621% 2042[1,2]	355	370
Fannie Mae Pool #AL1941 2.76% 2042[1,2]	221	230
Fannie Mae Pool #AP7553 3.00% 2042[1]	15,297	16,347
Fannie Mae Pool #AL9530 3.143% 2042[1,2]	1,292	1,353
Fannie Mae Pool #AL9533 3.136% 2042[1,2]	865	905
Fannie Mae Pool #AJ9327 3.50% 2042[1]	44	48
Fannie Mae Pool #AE1290 5.00% 2042[1]	171	197
Fannie Mae Pool #AT5898 3.00% 2043[1]	15,343	16,275
Fannie Mae Pool #AL3829 3.50% 2043[1]	2,526	2,759
Fannie Mae Pool #AT7161 3.50% 2043[1]	1,150	1,251
Fannie Mae Pool #AR1512 3.50% 2043[1]	545	599
Fannie Mae Pool #AT0412 3.50% 2043[1]	285	312
Fannie Mae Pool #AT3954 3.50% 2043[1]	144	157
Fannie Mae Pool #AT0300 3.50% 2043[1]	111	120
Fannie Mae Pool #BM6240 2.907% 2044[1,2]	8,401	8,783
Fannie Mae Pool #AX8521 3.50% 2044[1]	266	292
Fannie Mae Pool #AY1829 3.50% 2044[1]	196	215
Fannie Mae Pool #AW8240 3.50% 2044[1]	40	42
Fannie Mae Pool #BE5017 3.50% 2045[1]	1,399	1,520
Fannie Mae Pool #BE5009 3.50% 2045[1]	1,174	1,259
Fannie Mae Pool #AY3880 4.00% 2045[1]	183	198
Fannie Mae Pool #FM2834 3.00% 2046[1]	30,758	32,678
Fannie Mae Pool #MA2833 3.00% 2046[1]	13,846	14,519
Fannie Mae Pool #BC3465 4.00% 2046[1]	17	19
Fannie Mae Pool #AS8804 3.50% 2047[1]	44,413	47,908
Fannie Mae Pool #BH8509 3.50% 2047[1]	24,767	26,738
Fannie Mae Pool #CA0770 3.50% 2047[1]	22,280	23,650
Fannie Mae Pool #MA3120 3.50% 2047[1]	13,237	14,018
Fannie Mae Pool #BJ1934 3.50% 2047[1]	4,628	4,897
Fannie Mae Pool #BE8740 3.50% 2047[1]	1,303	1,415
Fannie Mae Pool #BD2440 3.50% 2047[1]	865	920
Fannie Mae Pool #BE8742 3.50% 2047[1]	378	415
Fannie Mae Pool #BH2848 3.50% 2047[1]	195	209
U.S. Government Securities Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BH2846 3.50% 2047[1]	$169	$186
Fannie Mae Pool #BH2847 3.50% 2047[1]	128	137
Fannie Mae Pool #BH2597 4.00% 2047[1]	14,807	15,886
Fannie Mae Pool #BJ5015 4.00% 2047[1]	3,341	3,684
Fannie Mae Pool #BH3122 4.00% 2047[1]	101	110
Fannie Mae Pool #BM4488 3.40% 2048[1,2]	24,003	24,979
Fannie Mae Pool #BJ4901 3.50% 2048[1]	873	952
Fannie Mae Pool #BJ8118 3.50% 2048[1]	243	257
Fannie Mae Pool #FM2669 4.00% 2048[1]	7,702	8,238
Fannie Mae Pool #CA2850 4.00% 2048[1]	3,790	4,238
Fannie Mae Pool #BK6840 4.00% 2048[1]	2,157	2,378
Fannie Mae Pool #BK5232 4.00% 2048[1]	1,643	1,811
Fannie Mae Pool #BK9743 4.00% 2048[1]	561	610
Fannie Mae Pool #BK4740 4.00% 2048[1]	245	262
Fannie Mae Pool #BJ6169 4.00% 2048[1]	182	195
Fannie Mae Pool #BJ4342 4.00% 2048[1]	147	157
Fannie Mae Pool #BK7665 4.50% 2048[1]	9,765	10,885
Fannie Mae Pool #BK0951 4.50% 2048[1]	7,266	8,098
Fannie Mae Pool #BN1172 4.50% 2048[1]	448	487
Fannie Mae Pool #BK9761 4.50% 2048[1]	420	463
Fannie Mae Pool #BJ8318 4.50% 2048[1]	332	360
Fannie Mae Pool #BK6577 4.50% 2048[1]	8	9
Fannie Mae Pool #BO2264 3.00% 2049[1]	54,625	59,096
Fannie Mae Pool #FM1505 3.00% 2049[1]	20,512	21,896
Fannie Mae Pool #BO2890 3.00% 2049[1]	13,416	14,341
Fannie Mae Pool #BO5177 3.00% 2049[1]	8,661	9,317
Fannie Mae Pool #FM1274 3.50% 2049[1]	73,518	79,915
Fannie Mae Pool #BN6708 3.50% 2049[1]	37,535	40,693
Fannie Mae Pool #FM1257 3.50% 2049[1]	15,344	16,573
Fannie Mae Pool #CA4151 3.50% 2049[1]	12,430	13,626
Fannie Mae Pool #FM1220 3.50% 2049[1]	12,508	13,596
Fannie Mae Pool #FM1062 3.50% 2049[1]	11,308	12,415
Fannie Mae Pool #BO3252 3.50% 2049[1]	11,366	12,386
Fannie Mae Pool #FM2656 3.50% 2049[1]	10,655	11,485
Fannie Mae Pool #FM1443 3.50% 2049[1]	9,505	10,381
Fannie Mae Pool #BJ8411 3.50% 2049[1]	2,600	2,838
Fannie Mae Pool #BJ8402 3.535% 2049[1,2]	4,489	4,678
Fannie Mae Pool #BN3931 4.50% 2049[1]	472	512
Fannie Mae Pool #FM2886 3.00% 2050[1]	160,156	171,010
Fannie Mae Pool #CA5229 3.00% 2050[1]	137,169	147,990
Fannie Mae Pool #CA5509 3.00% 2050[1]	118,836	129,271
Fannie Mae Pool #CA5539 3.00% 2050[1]	68,177	73,079
Fannie Mae Pool #FM2179 3.00% 2050[1]	59,410	63,512
Fannie Mae Pool #CA5536 3.00% 2050[1]	37,327	40,148
Fannie Mae Pool #FM2822 3.00% 2050[1]	36,972	39,541
Fannie Mae Pool #FM2777 3.00% 2050[1]	15,757	16,872
Fannie Mae Pool #CA5338 3.00% 2050[1]	10,065	10,560
Fannie Mae Pool #BP5172 3.00% 2050[1]	9,637	10,437
Fannie Mae Pool #FM2664 3.50% 2050[1]	38,027	41,650
Fannie Mae Pool #FM2395 3.50% 2050[1]	30,670	33,139
Fannie Mae Pool #FM2839 3.50% 2050[1]	24,549	26,541
Fannie Mae Pool #FM2389 3.50% 2050[1]	8,977	9,622
Fannie Mae Pool #FM3834 4.50% 2050[1]	8,280	8,975
Fannie Mae, Series 2001-4, Class NA, 9.011% 2025[1,2]	2	2
U.S. Government Securities Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[1]	$167	$190
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 0.43% 2036[1,2]	450	450
Fannie Mae, Series 1999-T2, Class A1, 7.50% 2039[1,2]	141	154
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[1]	50	59
Fannie Mae, Series 2016-M1, Class ASQ2, Multi Family, 2.132% 2021[1,2]	136	136
Fannie Mae, Series 2011-M9, Class A2, Multi Family, 2.821% 2021[1]	38	38
Fannie Mae, Series 2018-M5, Class A2, Multi Family, 3.56% 2021[1,2]	1,585	1,595
Fannie Mae, Series 2012-M13, Class A2, Multi Family, 2.377% 2022[1]	734	751
Fannie Mae, Series 2015-M4, Class AV2, Multi Family, 2.509% 2022[1,2]	1,432	1,455
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[1]	2,487	2,532
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[1]	2,074	2,119
Fannie Mae, Series 2016-M2, Class AV2, Multi Family, 2.152% 2023[1]	2,120	2,173
Fannie Mae, Series 2016-M3, Class ASQ2, Multi Family, 2.263% 2023[1]	447	452
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.49% 2023[1,2]	1,588	1,637
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.228% 2023[1,2]	2,859	3,009
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.604% 2024[1,2]	1,343	1,411
Fannie Mae, Series 2017-M3, Class AV1, Multi Family, 2.604% 2024[1,2]	32	32
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.641% 2024[1,2]	1,717	1,831
Fannie Mae, Series 2017-M10, Class AV1, Multi Family, 2.641% 2024[1,2]	318	324
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.712% 2024[1,2]	1,482	1,588
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[1,2]	5,664	6,132
Fannie Mae, Series 2015-M12, Class A1, Multi Family, 2.331% 2025[1]	186	188
Fannie Mae, Series 2015-M8, Class A1, Multi Family, 2.344% 2025[1]	796	822
Fannie Mae, Series 2015-M13, Class A1, Multi Family, 2.353% 2025[1]	108	109
Fannie Mae, Series 2015-M15, Class A1, Multi Family, 2.623% 2025[1]	1,456	1,529
Fannie Mae, Series 2016-M9, Class A1, Multi Family, 2.003% 2026[1]	278	285
Fannie Mae, Series 2016-M7, Class A1, Multi Family, 2.037% 2026[1]	441	452
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 2026[1]	1,574	1,633
Fannie Mae, Series 2016-M11, Class A1, Multi Family, 2.08% 2026[1]	2,311	2,401
Fannie Mae, Series 2016-M12, Class A1, Multi Family, 2.132% 2026[1]	1,122	1,171
Fannie Mae, Series 2016-M6, Class A1, Multi Family, 2.137% 2026[1]	1,116	1,168
Fannie Mae, Series 2016-M4, Class A1, Multi Family, 2.187% 2026[1]	1,073	1,119
Fannie Mae, Series 2016-M1, Class A1, Multi Family, 2.428% 2026[1]	186	187
Fannie Mae, Series 2017-M1, Class A1, Multi Family, 2.497% 2026[1,2]	741	758
Fannie Mae, Series 2017-M3, Class A1, Multi Family, 2.56% 2026[1,2]	866	891
Fannie Mae, Series 2016-M13, Class A1, Multi Family, 2.566% 2026[1,2]	103	103
Fannie Mae, Series 2017-M7, Class A1, Multi Family, 2.595% 2026[1]	1,630	1,725
Fannie Mae, Series 2017-M4, Class A1, Multi Family, 2.67% 2026[1,2]	1,125	1,180
Fannie Mae, Series 2017-M8, Class A1, Multi Family, 2.654% 2027[1]	1,505	1,568
Fannie Mae, Series 2017-M12, Class A1, Multi Family, 2.747% 2027[1]	552	582
Fannie Mae, Series 2017-M13, Class A1, Multi Family, 2.746% 2027[1]	153	157
Fannie Mae, Series 2017-M2, Class A1, Multi Family, 2.895% 2027[1,2]	660	681
Fannie Mae, Series 2017-M15, Class ATS1, Multi Family, 2.987% 2027[1,3]	1,435	1,530
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[1]	602	568
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[1]	422	398
Freddie Mac Pool #G80295 10.00% 2025[1]	1	1
Freddie Mac Pool #ZT1332 3.00% 2030[1]	4,665	4,980
Freddie Mac Pool #ZK8180 2.50% 2031[1]	2,160	2,287
Freddie Mac Pool #G16634 3.00% 2031[1]	9,930	10,666
Freddie Mac Pool #G18655 3.00% 2032[1]	8,286	8,726
Freddie Mac Pool #V61960 3.00% 2033[1]	3,988	4,213
Freddie Mac Pool #QN1197 2.50% 2034[1]	4,871	5,110
Freddie Mac Pool #1H1354 2.797% 2036[1,2]	176	186
Freddie Mac Pool #C91909 4.00% 2036[1]	139	152
U.S. Government Securities Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #840222 3.026% 2040[1,2]	$546	$574
Freddie Mac Pool #G06459 5.00% 2041[1]	2,192	2,549
Freddie Mac Pool #G61082 3.00% 2043[1]	15,284	16,592
Freddie Mac Pool #Q18236 3.50% 2043[1]	1,158	1,261
Freddie Mac Pool #Q19133 3.50% 2043[1]	701	763
Freddie Mac Pool #Q17696 3.50% 2043[1]	639	698
Freddie Mac Pool #841039 3.585% 2043[1,2]	8,611	8,938
Freddie Mac Pool #Q15874 4.00% 2043[1]	68	73
Freddie Mac Pool #Q28558 3.50% 2044[1]	3,466	3,796
Freddie Mac Pool #760012 3.10% 2045[1,2]	2,348	2,451
Freddie Mac Pool #760014 3.133% 2045[1,2]	1,728	1,803
Freddie Mac Pool #760013 3.188% 2045[1,2]	1,323	1,379
Freddie Mac Pool #Z40130 3.00% 2046[1]	6,613	7,101
Freddie Mac Pool #G60744 3.50% 2046[1]	3,437	3,714
Freddie Mac Pool #760015 2.903% 2047[1,2]	3,734	3,854
Freddie Mac Pool #V83598 3.50% 2047[1]	22,031	23,313
Freddie Mac Pool #Q52126 3.50% 2047[1]	13,580	14,379
Freddie Mac Pool #Q52157 3.50% 2047[1]	12,300	13,031
Freddie Mac Pool #V83476 3.50% 2047[1]	11,645	12,294
Freddie Mac Pool #Q52437 3.50% 2047[1]	11,476	12,203
Freddie Mac Pool #Q52069 3.50% 2047[1]	1,908	2,074
Freddie Mac Pool #Q51622 3.50% 2047[1]	1,563	1,712
Freddie Mac Pool #Q47615 3.50% 2047[1]	1,350	1,478
Freddie Mac Pool #G08800 3.50% 2048[1]	10,257	10,866
Freddie Mac Pool #G08804 3.50% 2048[1]	9,072	9,603
Freddie Mac Pool #ZT0538 3.50% 2048[1]	6,899	7,430
Freddie Mac Pool #Q55056 3.50% 2048[1]	1,846	1,992
Freddie Mac Pool #Q54709 3.50% 2048[1]	1,384	1,504
Freddie Mac Pool #Q54701 3.50% 2048[1]	1,332	1,448
Freddie Mac Pool #Q54782 3.50% 2048[1]	1,171	1,272
Freddie Mac Pool #Q54781 3.50% 2048[1]	1,083	1,182
Freddie Mac Pool #Q54700 3.50% 2048[1]	1,014	1,107
Freddie Mac Pool #Q56590 3.50% 2048[1]	649	705
Freddie Mac Pool #Q56589 3.50% 2048[1]	614	670
Freddie Mac Pool #Q55060 3.50% 2048[1]	581	627
Freddie Mac Pool #Q56591 3.50% 2048[1]	555	593
Freddie Mac Pool #Q54698 3.50% 2048[1]	533	588
Freddie Mac Pool #Q54699 3.50% 2048[1]	516	566
Freddie Mac Pool #Q54831 3.50% 2048[1]	386	424
Freddie Mac Pool #G67711 4.00% 2048[1]	36,358	40,093
Freddie Mac Pool #SI2002 4.00% 2048[1]	4,255	4,550
Freddie Mac Pool #Q56599 4.00% 2048[1]	2,384	2,628
Freddie Mac Pool #Q56175 4.00% 2048[1]	1,710	1,886
Freddie Mac Pool #Q55971 4.00% 2048[1]	1,526	1,683
Freddie Mac Pool #Q55970 4.00% 2048[1]	751	834
Freddie Mac Pool #Q56576 4.00% 2048[1]	530	568
Freddie Mac Pool #Q56064 4.00% 2048[1]	219	234
Freddie Mac Pool #Q58411 4.50% 2048[1]	3,352	3,723
Freddie Mac Pool #Q58436 4.50% 2048[1]	1,467	1,645
Freddie Mac Pool #Q58378 4.50% 2048[1]	1,250	1,378
Freddie Mac Pool #Q57242 4.50% 2048[1]	833	912
Freddie Mac Pool #QA4673 3.00% 2049[1]	45,715	49,103
Freddie Mac Pool #SD7507 3.00% 2049[1]	21,801	23,504
Freddie Mac Pool #RA1339 3.00% 2049[1]	13,555	14,474
U.S. Government Securities Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZA6700 3.50% 2049[1]	$53,685	$57,370
Freddie Mac Pool #QA5131 3.50% 2049[1]	23,475	25,165
Freddie Mac Pool #SD7502 3.50% 2049[1]	17,880	19,264
Freddie Mac Pool #QA1442 3.50% 2049[1]	15,990	17,392
Freddie Mac Pool #RA1580 3.50% 2049[1]	8,559	9,458
Freddie Mac Pool #RA1463 3.50% 2049[1]	8,454	9,276
Freddie Mac Pool #QA0284 3.50% 2049[1]	5,347	5,835
Freddie Mac Pool #QA2748 3.50% 2049[1]	1,112	1,216
Freddie Mac Pool #ZN5963 4.50% 2049[1]	29	31
Freddie Mac Pool #RA2596 2.50% 2050[1]	2,039	2,172
Freddie Mac Pool #RA2597 2.50% 2050[1]	1,624	1,705
Freddie Mac Pool #RA2595 2.50% 2050[1]	1,605	1,684
Freddie Mac Pool #RA2455 3.00% 2050[1]	171,017	185,857
Freddie Mac Pool #SD7512 3.00% 2050[1]	70,015	74,914
Freddie Mac Pool #RA2319 3.00% 2050[1]	17,422	18,280
Freddie Mac Pool #SD0187 3.00% 2050[1]	10,105	10,935
Freddie Mac Pool #SD7513 3.50% 2050[1]	134,265	145,640
Freddie Mac Pool #SD7514 3.50% 2050[1]	104,456	112,002
Freddie Mac Pool #RA2472 3.50% 2050[1]	12,322	13,589
Freddie Mac Pool #RA2003 4.50% 2050[1]	17,113	18,880
Freddie Mac Pool #SD8053 4.50% 2050[1]	2,272	2,467
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.541% 2023[1,2]	9	9
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 0.391% 2036[1,2]	867	867
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[1]	903	922
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[1]	3,604	3,711
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 2023[1,2]	21,150	22,488
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 2023[1]	17,787	18,961
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[1]	1,400	1,485
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[1,2]	21,000	22,565
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 2026[1]	7,015	7,749
Freddie Mac, Series K060, Class A2, Multi Family, 3.30% 2026[1]	3,500	3,993
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 2027[1]	9,730	11,125
Freddie Mac, Series K095, Class A1, Multi Family, 2.631% 2028[1]	2,245	2,454
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 2028[1]	4,000	4,703
Freddie Mac, Series K081, Class A2, Multi Family, 3.90% 2028[1,2]	18,175	21,827
Freddie Mac, Series K082, Class A2, Multi Family, 3.92% 2028[1,2]	14,200	17,063
Freddie Mac, Series K083, Class A2, Multi Family, 4.05% 2028[1,2]	15,500	18,777
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[1]	730	688
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[1]	403	386
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[1]	293	271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,2]	31,359	33,466
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	30,303	32,507
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,2]	27,721	29,587
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[1]	14,109	15,305
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	2,710	2,980
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	14,330	15,581
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,2]	23,341	25,467
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	21,322	23,817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	13,910	15,520
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	7,871	8,531
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[1]	6,057	6,551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 2057[1]	2,571	2,875
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[1]	36,906	40,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	14,529	16,222
U.S. Government Securities Fund — Page 6 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[1]	$13,119	$14,660
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	7,038	7,727
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[1]	6,832	7,429
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[1]	1,018	1,109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[1]	37,256	39,759
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	117,545	124,482
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	23,464	24,724
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[1]	68,669	72,080
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[1]	51,501	54,030
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[1]	13,819	14,671
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[1]	25,128	26,095
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[1]	4,281	4,465
Government National Mortgage Assn. 2.50% 2050[1,4,5]	143,314	150,821
Government National Mortgage Assn. 2.00% 2051[1,5]	846,512	883,553
Government National Mortgage Assn. 2.00% 2051[1,5]	619,777	645,127
Government National Mortgage Assn. 2.50% 2051[1,5]	133,308	139,855
Government National Mortgage Assn. 3.00% 2051[1,5]	75,986	79,344
Government National Mortgage Assn. 3.50% 2051[1,5]	126,122	133,128
Government National Mortgage Assn. 3.50% 2051[1,5]	51,664	54,546
Government National Mortgage Assn. 4.00% 2051[1,5]	952	1,013
Government National Mortgage Assn. Pool #754335 6.50% 2029[1]	204	225
Government National Mortgage Assn. Pool #754334 6.50% 2032[1]	328	372
Government National Mortgage Assn. Pool #AH5901 3.75% 2034[1]	1,049	1,124
Government National Mortgage Assn. Pool #754319 6.50% 2037[1]	211	246
Government National Mortgage Assn. Pool #700778 5.50% 2038[1]	76	87
Government National Mortgage Assn. Pool #004182 5.50% 2038[1]	27	29
Government National Mortgage Assn. Pool #782365 6.00% 2038[1]	227	275
Government National Mortgage Assn. Pool #754287 6.50% 2038[1]	124	134
Government National Mortgage Assn. Pool #AA4873 6.50% 2038[1]	98	103
Government National Mortgage Assn. Pool #738836 6.50% 2038[1]	71	73
Government National Mortgage Assn. Pool #AA4839 6.50% 2038[1]	44	45
Government National Mortgage Assn. Pool #741910 4.00% 2039[1]	296	315
Government National Mortgage Assn. Pool #004367 4.00% 2039[1]	32	35
Government National Mortgage Assn. Pool #698406 5.00% 2039[1]	499	567
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	1,091	1,252
Government National Mortgage Assn. Pool #754314 6.50% 2039[1]	621	737
Government National Mortgage Assn. Pool #004636 4.50% 2040[1]	764	850
Government National Mortgage Assn. Pool #736089 5.00% 2040[1]	141	155
Government National Mortgage Assn. Pool #736084 5.00% 2040[1]	113	125
Government National Mortgage Assn. Pool #783689 5.50% 2040[1]	1,784	2,062
Government National Mortgage Assn. Pool #754636 3.50% 2041[1]	562	598
Government National Mortgage Assn. Pool #005157 4.00% 2041[1]	99	103
Government National Mortgage Assn. Pool #783687 4.50% 2041[1]	6,963	7,550
Government National Mortgage Assn. Pool #783688 5.00% 2041[1]	3,558	4,018
Government National Mortgage Assn. Pool #005040 5.00% 2041[1]	50	55
Government National Mortgage Assn. Pool #005187 5.50% 2041[1]	209	226
Government National Mortgage Assn. Pool #005073 5.50% 2041[1]	69	74
Government National Mortgage Assn. Pool #005096 5.50% 2041[1]	38	41
Government National Mortgage Assn. Pool #005112 6.50% 2041[1]	950	1,085
Government National Mortgage Assn. Pool #754308 3.50% 2042[1]	497	528
Government National Mortgage Assn. Pool #754591 4.00% 2042[1]	1,323	1,422
Government National Mortgage Assn. Pool #754637 4.00% 2042[1]	1,085	1,166
Government National Mortgage Assn. Pool #AA2589 3.50% 2043[1]	2,535	2,717
Government National Mortgage Assn. Pool #MA4322 4.00% 2047[1]	10,676	11,530
U.S. Government Securities Fund — Page 7 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA4511 4.00% 2047[1]	$9,706	$10,497
Government National Mortgage Assn. Pool #MA5020 4.00% 2048[1]	2,270	2,449
Government National Mortgage Assn. Pool #MA5398 4.00% 2048[1]	1,428	1,534
Government National Mortgage Assn. Pool #MA5528 4.00% 2048[1]	1,378	1,476
Government National Mortgage Assn. Pool #MA5466 4.00% 2048[1]	1,199	1,288
Government National Mortgage Assn. Pool #MA5595 4.00% 2048[1]	1,042	1,119
Government National Mortgage Assn. Pool #MA5651 4.00% 2048[1]	824	882
Government National Mortgage Assn. Pool #MA5264 4.00% 2048[1]	557	599
Government National Mortgage Assn. Pool #MA5332 5.00% 2048[1]	41	45
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[1]	40,444	43,693
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	18,720	20,230
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	8,275	8,941
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[1]	91	99
Government National Mortgage Assn. Pool #MA6767 3.50% 2050[1]	75,705	80,441
Government National Mortgage Assn. Pool #MA6543 4.00% 2050[1]	1,699	1,805
Government National Mortgage Assn. Pool #686718 6.40% 2058[1]	256	265
Government National Mortgage Assn. Pool #892950 1.354% 2060[1,2]	871	885
Government National Mortgage Assn. Pool #710077 4.70% 2061[1]	22	23
Government National Mortgage Assn. Pool #756695 4.70% 2061[1]	5	6
Government National Mortgage Assn. Pool #710074 4.72% 2061[1]	2	3
Government National Mortgage Assn. Pool #765151 4.76% 2061[1]	13	14
Government National Mortgage Assn. Pool #751409 4.757% 2061[1]	3	3
Government National Mortgage Assn. Pool #756715 4.39% 2062[1]	26	28
Government National Mortgage Assn. Pool #767610 4.488% 2062[1]	1	1
Government National Mortgage Assn. Pool #759735 4.759% 2062[1]	2	2
Government National Mortgage Assn. Pool #795471 5.121% 2062[1]	1	2
Government National Mortgage Assn. Pool #894475 2.395% 2063[1,2]	2,398	2,507
Government National Mortgage Assn. Pool #767641 4.128% 2063[1]	3	3
Government National Mortgage Assn. Pool #795533 4.836% 2063[1]	2	2
Government National Mortgage Assn. Pool #AG8149 0.799% 2064[1,2]	305	307
Government National Mortgage Assn. Pool #AG8156 1.267% 2064[1,2]	343	347
Government National Mortgage Assn. Pool #894482 2.388% 2064[1,2]	3,256	3,400
Government National Mortgage Assn. Pool #AG8194 4.384% 2064[1]	38	40
Government National Mortgage Assn. Pool #AG8150 4.791% 2064[1]	8	9
Government National Mortgage Assn. Pool #AG8068 4.836% 2064[1]	9	10
Government National Mortgage Assn. Pool #AG8155 5.158% 2064[1]	8	8
Government National Mortgage Assn. Pool #AG8189 5.174% 2064[1]	13	14
Government National Mortgage Assn. Pool #AG8171 5.228% 2064[1]	1	1
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[1]	135	143
Government National Mortgage Assn. Pool #AL7438 4.604% 2065[1]	6	6
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 2033[1]	310	333
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 2060[1,2]	295	304
Government National Mortgage Assn., Series 2011-H02, Class BI, interest only, 0.098% 2061[1,2]	933	9
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.36% 2062[1,2]	379	3
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 0.82% 2062[1,2]	1,320	1,317
Government National Mortgage Assn., Series 2012-H20, Class PT, 0.972% 2062[1,2]	1,913	1,911
Uniform Mortgage-Backed Security 1.50% 2035[1,5]	1,650,879	1,692,892
Uniform Mortgage-Backed Security 2.00% 2035[1,5]	508,205	529,060
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	855,911	876,523
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	233,733	243,078
Uniform Mortgage-Backed Security 3.50% 2050[1,5]	13,825	14,585
Uniform Mortgage-Backed Security 4.00% 2050[1,5]	32,398	34,565
Uniform Mortgage-Backed Security 4.50% 2050[1,5]	2,000	2,167
U.S. Government Securities Fund — Page 8 of 16

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	$1,171,816	$1,211,801
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	21,899	22,709
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	14,010	14,653
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	114,370	119,559
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	6,836	7,220
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	11,618	12,584
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[1]	5,262	5,309
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[1]	2,848	2,955
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[1]	398	404
Total mortgage-backed obligations		10,630,159
U.S. Treasury bonds & notes 37.77% U.S. Treasury 31.66%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.30%) 0.385% 2021[2]	200,000	200,561
U.S. Treasury 1.50% 2021	93,000	94,284
U.S. Treasury 0.125% 2022	96,631	96,588
U.S. Treasury 0.125% 2022	65,000	65,005
U.S. Treasury 0.125% 2022	48,415	48,396
U.S. Treasury 0.125% 2022	30,116	30,105
U.S. Treasury 1.375% 2022	10,000	10,146
U.S. Treasury 1.50% 2022	135,000	138,131
U.S. Treasury 1.50% 2022	25,000	25,603
U.S. Treasury 1.75% 2022	48,600	49,776
U.S. Treasury 1.875% 2022	34,000	35,074
U.S. Treasury 2.00% 2022	100,000	103,539
U.S. Treasury 0.50% 2023	30,000	30,231
U.S. Treasury 1.50% 2023	20,000	20,571
U.S. Treasury 1.625% 2023	13,000	13,457
U.S. Treasury 2.625% 2023	131,950	139,232
U.S. Treasury 2.625% 2023	30,888	32,838
U.S. Treasury 2.75% 2023	64,293	68,418
U.S. Treasury 2.75% 2023	35,200	37,611
U.S. Treasury 2.875% 2023	92,300	99,708
U.S. Treasury 2.875% 2023	16,500	17,790
U.S. Treasury 1.50% 2024[6]	288,000	302,029
U.S. Treasury 1.50% 2024	123,000	128,810
U.S. Treasury 1.50% 2024	36,500	38,254
U.S. Treasury 1.75% 2024	204,000	216,136
U.S. Treasury 1.75% 2024	53,722	56,626
U.S. Treasury 2.00% 2024	158,000	167,560
U.S. Treasury 2.00% 2024	45,000	47,836
U.S. Treasury 2.00% 2024	17,400	18,474
U.S. Treasury 2.25% 2024	57,250	61,671
U.S. Treasury 0.25% 2025	266,000	264,913
U.S. Treasury 0.25% 2025	171,000	170,241
U.S. Treasury 0.25% 2025	71,150	70,775
U.S. Treasury 0.25% 2025	37,000	36,817
U.S. Treasury 0.25% 2025	12,900	12,851
U.S. Treasury 2.125% 2025	6,500	7,020
U.S. Treasury 2.25% 2025	11,000	12,018
U.S. Treasury 2.75% 2025	38,000	41,939
U.S. Treasury 2.875% 2025[6]	82,200	91,865
U.S. Treasury 2.875% 2025	55,500	61,831
U.S. Treasury 2.875% 2025	20,000	22,250
U.S. Government Securities Fund — Page 9 of 16

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.375% 2026	$35,000	$36,809
U.S. Treasury 1.625% 2026	25,775	27,499
U.S. Treasury 1.75% 2026	63,900	68,695
U.S. Treasury 1.875% 2026	25,500	27,534
U.S. Treasury 1.875% 2026	10,000	10,791
U.S. Treasury 2.125% 2026	35,750	39,049
U.S. Treasury 2.25% 2026	5,200	5,705
U.S. Treasury 2.375% 2026	50,000	55,248
U.S. Treasury 2.625% 2026	73,800	82,257
U.S. Treasury 0.375% 2027	89,750	88,564
U.S. Treasury 0.375% 2027	70,750	69,687
U.S. Treasury 0.50% 2027	47,750	47,385
U.S. Treasury 0.50% 2027	44,000	43,740
U.S. Treasury 0.50% 2027	14,000	13,939
U.S. Treasury 2.375% 2027	10,000	11,166
U.S. Treasury 2.875% 2028	10,000	11,653
U.S. Treasury 0.625% 2030	43,000	42,242
U.S. Treasury 0.625% 2030	30,950	30,333
U.S. Treasury 6.25% 2030	5,250	7,884
U.S. Treasury 1.125% 2040	168,350	161,505
U.S. Treasury 1.125% 2040	143,300	137,849
U.S. Treasury 1.375% 2040	1,150	1,152
U.S. Treasury 4.625% 2040	5,600	8,847
U.S. Treasury 3.125% 2041	10,000	13,253
U.S. Treasury 4.375% 2041	7,000	10,875
U.S. Treasury 2.75% 2042	6,000	7,537
U.S. Treasury 2.875% 2043	10,880	13,932
U.S. Treasury 3.375% 2044	18,500	25,637
U.S. Treasury 2.875% 2045	5,000	6,442
U.S. Treasury 3.00% 2045	3,500	4,611
U.S. Treasury 3.00% 2045	3,350	4,402
U.S. Treasury 2.50% 2046[6]	50,000	60,552
U.S. Treasury, principal only, 0% 2047[6]	1,000	653
U.S. Treasury 2.75% 2047	7,250	9,228
U.S. Treasury 2.75% 2047	3,000	3,813
U.S. Treasury 3.00% 2047	19,200	25,447
U.S. Treasury 3.00% 2048	6,000	8,004
U.S. Treasury 3.00% 2048	3,000	3,992
U.S. Treasury 3.125% 2048	6,500	8,847
U.S. Treasury 3.375% 2048	6,572	9,362
U.S. Treasury 2.25% 2049	26,050	30,269
U.S. Treasury 2.375% 2049[6]	88,250	105,251
U.S. Treasury 2.875% 2049[6]	94,000	123,096
U.S. Treasury 3.00% 2049[6]	56,947	76,192
U.S. Treasury 1.25% 2050[6]	528,366	487,140
U.S. Treasury 1.375% 2050[6]	798,282	759,386
U.S. Treasury 1.625% 2050	296,064	299,557
U.S. Treasury 2.00% 2050[6]	241,408	266,323
		6,580,314
U.S. Treasury inflation-protected securities 6.11%
U.S. Treasury Inflation-Protected Security 0.125% 2021[7]	488,672	489,358
U.S. Treasury Inflation-Protected Security 1.125% 2021[7]	83,285	83,366
U.S. Treasury Inflation-Protected Security 0.125% 2022[7]	79,689	80,822
U.S. Government Securities Fund — Page 10 of 16

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	$33,949	$35,472
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	84,479	90,441
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	207,085	229,479
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	45,826	50,482
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	3,268	5,102
U.S. Treasury Inflation-Protected Security 0.75% 2042[6,7]	98,530	124,829
U.S. Treasury Inflation-Protected Security 1.00% 2049[6,7]	51,095	71,696
U.S. Treasury Inflation-Protected Security 0.25% 2050[7]	8,402	9,968
		1,271,015
Total U.S. Treasury bonds & notes		7,851,329
Federal agency bonds & notes 4.07%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026	1,729	1,833
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	966	1,018
Fannie Mae 2.75% 2021	26,500	26,888
Fannie Mae 0.625% 2025	320,800	324,721
Fannie Mae 0.75% 2027	21,700	21,684
Fannie Mae 0.875% 2030	63,500	62,160
Fannie Mae 7.125% 2030	5,000	7,660
Federal Home Loan Bank (USD-SOFR + 0.02%) 0.10% 2020[2]	50,000	50,001
Federal Home Loan Bank (USD-SOFR + 0.015%) 0.095% 2021[2]	100,000	100,023
Federal Home Loan Bank 3.375% 2023	14,160	15,377
Federal Home Loan Bank 3.25% 2028	56,500	67,392
Federal Home Loan Bank 5.50% 2036	1,000	1,556
Freddie Mac 0.45% 2023	25,000	25,114
Private Export Funding Corp. 3.55% 2024	14,300	15,713
Small Business Administration, Series 2001-20K, 5.34% 2021	33	34
Small Business Administration, Series 2001-20J, 5.76% 2021	8	8
Small Business Administration, Series 2001-20F, 6.44% 2021	32	32
Small Business Administration, Series 2003-20B, 4.84% 2023	263	272
Tennessee Valley Authority 0.75% 2025	13,200	13,375
Tennessee Valley Authority 2.875% 2027	5,000	5,635
Tennessee Valley Authority 4.65% 2035	4,480	6,172
Tennessee Valley Authority 5.88% 2036	3,625	5,563
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	8,566
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	5,035
TVA Southaven 3.846% 2033	1,957	2,149
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	16,630	17,006
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	5,000	5,713
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	7,500	7,782
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	3,125	3,461
U.S. Agency for International Development, Tunisia (Kingdom of) 1.416% 2021	8,500	8,581
U.S. Agency for International Development, Ukraine 1.471% 2021	13,970	14,131
U.S. Department of Housing and Urban Development, Series 2015-A-7, 2.35% 2021	1,250	1,269
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	2,000	2,074
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	500	534
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	750	819
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	875	958
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	875	962
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	3,850	4,235
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	1,250	1,378
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	850	940
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	825	911
U.S. Government Securities Fund — Page 11 of 16

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Bonds, notes & other debt instruments (continued) Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	$825	$913
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	800	886
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	675	749
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.49% 2029	2,066	2,311
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	1,516	1,773
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	1,196	1,393
		846,760
Total bonds, notes & other debt instruments (cost: $18,972,559,000)		19,328,248
Short-term securities 37.95% U.S. Treasury bills 25.78%
U.S. Treasury 0.07%-0.17% due 12/1/2020-4/8/2021	5,359,500	5,358,884
Federal agency discount notes 10.92%
Federal Home Loan Bank 0.08%-0.12% due 12/2/2020-2/26/2021	2,226,325	2,226,152
Federal Farm Credit Bank 0.08% due 5/12/2021	43,600	43,575
		2,269,727
Commercial paper 1.25%
Crédit Agricole Corporate and Investment Bank, New York Branch 0.07% due 12/1/2020	114,650	114,650
Pfizer, Inc. 0.13% due 12/10/2020[3]	75,000	74,999
The Coca-Cola Company 0.09% due 12/9/2020[3]	40,000	39,999
Paccar Financial Corp. 0.10% due 12/9/2020	30,000	29,999
		259,647
Total short-term securities (cost: $7,888,085,000)		7,888,258
Total investment securities 130.93% (cost: $26,860,644,000)		27,216,506
Other assets less liabilities (30.93)%		(6,428,659)
Net assets 100.00%		$20,787,847
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 11/30/2020[9] (000)	Unrealized appreciation (depreciation) at 11/30/2020 (000)
30 Day Federal Funds Futures	Short	5,591	January 2021	$(2,329,770)	$(2,327,906)	$1,272
90 Day Euro Dollar Futures	Short	11,538	March 2021	(2,884,500)	(2,878,443)	9
2 Year U.S. Treasury Note Futures	Long	1,255	April 2021	251,000	277,169	105
5 Year U.S. Treasury Note Futures	Long	393	April 2021	39,300	49,530	51
10 Year U.S. Treasury Note Futures	Short	130	March 2021	(13,000)	(17,962)	(19)
10 Year Ultra U.S. Treasury Note Futures	Short	14,746	March 2021	(1,474,600)	(2,316,965)	(6,062)
20 Year U.S. Treasury Bond Futures	Long	880	March 2021	88,000	153,917	126
30 Year Ultra U.S. Treasury Bond Futures	Long	2,500	March 2021	250,000	540,078	2,834
						$(1,684)
U.S. Government Securities Fund — Page 12 of 16

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 11/30/2020 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 11/30/2020 (000)
1.309%	U.S. EFFR	12/16/2020	$1,666,300	$845	$—	$845
1.33075%	U.S. EFFR	12/16/2020	1,104,700	570	—	570
2.5775%	U.S. EFFR	7/16/2022	694,646	17,678	—	17,678
1.2525%	U.S. EFFR	2/14/2023	586,311	15,215	—	15,215
3-month USD-LIBOR	1.495%	11/10/2023	115,000	(4,169)	—	(4,169)
U.S. EFFR	2.4325%	12/21/2023	94,000	(6,754)	—	(6,754)
U.S. EFFR	0.11%	5/18/2024	1,096,100	1,264	—	1,264
U.S. EFFR	0.1275%	6/25/2025	315,600	1,148	—	1,148
U.S. EFFR	0.126%	6/25/2025	148,100	549	—	549
U.S. EFFR	0.106%	6/30/2025	239,354	1,124	—	1,124
U.S. EFFR	0.105%	6/30/2025	167,600	795	—	795
U.S. EFFR	0.0975%	6/30/2025	90,919	463	—	463
3-month USD-LIBOR	1.867%	7/11/2025	199,200	(8,282)	—	(8,282)
2.91%	3-month USD-LIBOR	2/1/2028	60,800	6,323	—	6,323
2.908%	3-month USD-LIBOR	2/1/2028	60,700	6,307	—	6,307
2.925%	3-month USD-LIBOR	2/1/2028	48,600	5,090	—	5,090
2.92%	3-month USD-LIBOR	2/2/2028	45,900	4,795	—	4,795
U.S. EFFR	2.32625%	4/18/2029	60,500	(9,037)	—	(9,037)
U.S. EFFR	0.5385%	3/26/2030	233,200	1,562	—	1,562
0.913%	3-month USD-LIBOR	6/9/2030	235,000	2,206	—	2,206
U.S. EFFR	0.666%	11/19/2030	111,300	(117)	—	(117)
3-month USD-LIBOR	2.986%	2/1/2038	29,200	(3,862)	—	(3,862)
3-month USD-LIBOR	2.9625%	2/1/2038	36,300	(4,724)	—	(4,724)
3-month USD-LIBOR	2.963%	2/1/2038	36,300	(4,726)	—	(4,726)
0.833%	3-month USD-LIBOR	4/3/2040	21,600	(1,341)	—	(1,341)
3-month USD-LIBOR	0.81%	7/28/2045	242,600	22,835	(144)	22,979
0.8235%	3-month USD-LIBOR	4/24/2050	22,500	(2,527)	—	(2,527)
3-month USD-LIBOR	0.811%	7/27/2050	411,000	47,881	—	47,881
					$(144)	$91,255
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $116,528,000, which represented .56% of the net assets of the fund.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $150,821,000, which represented .73% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $150,861,000, which represented .73% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
U.S. Government Securities Fund — Page 13 of 16

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $10,798,254,000. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held was $25,463,843,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
U.S. Government Securities Fund — Page 14 of 16

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of November 30, 2020 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$10,630,159	$—	$10,630,159
U.S. Treasury bonds & notes	—	7,851,329	—	7,851,329
Federal agency bonds & notes	—	846,760	—	846,760
Short-term securities	—	7,888,258	—	7,888,258
Total	$—	$27,216,506	$—	$27,216,506
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,397	$—	$—	$4,397
Unrealized appreciation on interest rate swaps	—	136,794	—	136,794
Liabilities:
Unrealized depreciation on futures contracts	(6,081)	—	—	(6,081)
Unrealized depreciation on interest rate swaps	—	(45,539)	—	(45,539)
Total	$(1,684)	$91,255	$—	$89,571
*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviations and symbol
CMT = Constant Maturity Treasury
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
U.S. Government Securities Fund — Page 15 of 16

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-022-0121O-S78057	U.S. Government Securities Fund — Page 16 of 16